Note 8 - Property and Equipment	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
8.	Property and equipment:

(thousands of Canadian dollars)
	2022	2021

Cost	$17,465	$16,884
Accumulated amortization	(10,597)	(9,809)

	$6,868	$7,075

None of the Bank’s property and equipment is subject to title restrictions, nor is any pledged as security for any of the Bank’s liabilities. Total amortization expense recorded for property and equipment for the year ended October 31, 2022 totalled $788,000 (2021 - $735,000).